CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares, shares authorized	7,500,000	7,500,000
Ordinary shares, shares issued	5,629,734	5,297,054
Ordinary shares, shares outstanding	4,517,938	4,185,258
Treasury shares at cost, shares	1,111,796	1,111,796
NIS
Ordinary shares, par value per share	₪ 0.04	₪ 0.04